CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)		3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025
Cash Flows from Operating Activities:
Net income (loss)	$ (28,197)	$ 687,454	$ 1,335,802	$ (110,178)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
General and administrative expenses paid through promissory note – related party				12,330
Payment of operation costs through promissory note	10,420		0
Interest earned on marketable securities held in Trust Account	0	(1,535,419)	(2,396,125)	(324)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	0		(119,954)
Accrued expenses	17,777		829,689	60,417
Net cash used in operating activities	0		(350,588)	(37,431)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	0		(172,500,000)
Net cash used in investing activities	0		(172,500,000)
Cash Flows from Financing Activities:
Proceeds from promissory note – related party				150,000
Proceeds from sale of Units, net of underwriting discounts paid	0		169,050,000
Proceeds from sale of Private Placement Units	0		2,794,650
Underwriters reimbursement	0		2,156,250	2,156,250	$ 2,156,250
Repayment of promissory note — related party	0		(410,006)
Payment of offering costs	0		(516,993)	(106,488)
Net cash provided by financing activities	0		173,073,901	43,512
Net Change in Cash Equivalents	0		223,313	6,081
Cash equivalents – Beginning of period	0		6,081	0
Cash equivalents – End of period	0	$ 229,394	229,394	6,081	$ 6,081
Noncash investing and financing activities:
Deferred offering costs included in accrued offering costs	48,934		208,270	401,313
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	9,577		0	25,000
Deferred offering costs paid through promissory note – related party	25,000		0	$ 55,183
Prepaid services contributed by Sponsor in exchange for issuance of Class B ordinary shares	15,423		0
Deferred underwriting fee payable	$ 0		$ 12,075,000